united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

Toews Hedged Core Frontier Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged Core W Fund

Toews Hedged Core L Fund

Toews Hedged Core S Fund

Toews Unconstrained Income Fund

Semi-Annual Report
October 31, 2015

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles. As a consequence, risk abatement strategies are ideal for investment in financial markets. The objective of our strategy is to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements. When prices are rising, the system is fully invested in equities(or high yield bonds),and we attempt to replicate the target index of the fund. At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event. If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a hedge is initiated. The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds under-perform their benchmarks. Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 12 months or period ended October 31, 2015, the markets were mixed. Developed International Equities and especially Emerging Markets Equities, as well as Domestic High Yield Bonds fell. US equities, however, rose, albeit modestly. Our Frontier and High Yield funds outperformed benchmarks due to exits in the early stages of declines, causing the funds to partially avoid market declines. Our other funds each saw several short-term exits and re-entries into the markets during the course of the year. As a result of these short-term exits and re-entries, our remaining funds trailed their benchmarks for the year.

One Year Performance as of 10-31-2015

Fund	Net Assets	Fund Performance	Benchmark Return	Benchmark
Toews Hedged Core Frontier Fund	$2,418,952	-10.10%	-14.53%	MSCI Emerging Markets NET (USD)
Toews Hedged Core W Fund	$85,189,589	-3.96%	-0.07%	MSCI EAFE Net (USD) BofA
Toews Hedged High Yield Bond Fund	$232,045,114	0.37%	-2.01%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Hedged Core L Fund	$73,722,558	-8.49%	5.20%	S&P 500 TR
Toews Hedged Core S Fund	$104,242,919	-7.27%	0.34% 3.42%	Russell 2000 Total Return S&P 400 Total Return
Toews Hedged Growth Allocation Fund	$24,796,407	-4.94%	5.20%	S&P 500 TR
Toews Unconstrained Income Fund	$90,363,669	-0.22%	1.96%	Barclays Aggregate Bond Index

Our Outlook

Although the economy continues to have many challenges, we remain cautiously optimistic. The crucial advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this is achieved successfully, it creates an opportunity to buy near market lows and participate in rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

When secular bear markets occur, they include not just large drops, but sizable stock market rallies. During the Great Depression, the stock market was in various stages of decline from 1929 through 1942. Despite the decidedly negative bias of the market, the Dow Jones Industrial Average experienced 7 bull markets with returns producing average gains of 54%, lasting on average 7.5 months. Systems that successfully avoid big declines can provide decent returns for investors if they participate in even a portion of these robust market rallies.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

We feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews	Randall D. Schroeder	Jason Graffius
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. You cannot invest directly in an index. NLD code 5740-NLD-12/04/2015

Toews Hedged Core Frontier Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

Annualized Total Returns as of October 31, 2015

				Since
	Six Months	1 Year	5 Year	Inception*
Toews Hedged Core Frontier Fund	(6.65)%	(10.10)%	(9.56)%	(3.72)%
MSCI Emerging Markets Index	(17.75)%	(14.53)%	(2.80)%	5.36%
S&P 500 Total Return Index	0.77%	5.20%	14.33%	16.59%

*	Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 2.85% of average net assets per the Fund’s prospectus dated August 28, 2015. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2015
Percent of
Net Assets
Variable Rate Bonds & Notes	11.6%
Municipal Bonds	9.9%
Cash and Other Assets Less Liabilities	78.5%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Growth Allocation Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

Annualized Total Returns as of October 31, 2015

	Six Months	1 Year	5 Year	Since Inception*
Toews Hedged Growth Allocation Fund	(6.43)%	(4.94)%	2.21%	2.41%
S&P 500 Total Return Index	0.77%	5.20%	14.33%	14.81%

*	Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.50% of average net assets, per the Fund’s prospectus dated August 28, 2015. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2015
	Percent of
	Net Assets
Municipal Bonds	23.7%
Mutual Funds	20.0%
Variable Rate Bonds & Notes	5.6%
Exchange Traded Funds	2.6%
Short-Term Investments	0.0	% (1)
Cash and Other Assets Less Liabilities	48.1%
	100.0%

(1)	Represents less than 0.05% of net assets and therefore rounds to 0.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged High Yield Bond Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

Annualized Total Returns as of October 31, 2015

	Six Months	1 Year	5 Year	Since Inception*
Toews Hedged High Yield Bond Fund	(0.45)%	0.37%	5.02%	6.16%
BofA Merrill Lynch High Yield Cash Pay Index	(3.47)%	(2.01)%	5.98%	7.55%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.66% of average net assets, per the Fund’s prospectus dated August 28, 2015. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2015
	Percent of
	Net Assets
Mutual Funds	87.8%
Exchange Traded Funds	10.8%
Mortgage Notes	0.7%
Short-Term Investments	0.0	% (1)
Cash and Other Assets Less Liabilities	0.7%
	100.0%

(1)	Represents less than 0.05% of net assets and therefore rounds to 0.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core W Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

Annualized Total Returns as of October 31, 2015

				Since
	Six Months	1 Year	5 Year	Inception*
Toews Hedged Core W Fund	(4.93)%	(3.96)%	(3.61)%	(2.09)%
The MSCI EAFE Index	(6.44)%	(0.07)%	4.81%	8.18%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.42% of average net assets, per the Fund’s prospectus dated August 28, 2015. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2015
Percent of
Net Assets
Municipal Bonds	20.7%
Variable Rate Bonds & Notes	13.0%
Cash and Other Assets Less Liabilities	66.3%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core L Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

Annualized Total Returns as of October 31, 2015

				Since
	Six Months	1 Year	5 Year	Inception*
Toews Hedged Core L Fund	(10.48)%	(8.49)%	4.88%	5.64%
S&P 500 Total Return Index	0.77%	5.20%	14.33%	15.57%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.41% of average net assets, per the Fund’s prospectus dated August 28, 2015. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2015
Percent of
Net Assets
Municipal Bonds	20.7%
Variable Rate Bonds & Notes	10.7%
Cash and Other Assets Less Liabilities	68.6%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core S Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

Annualized Total Returns as of October 31, 2015

	Six Months	1 Year	5 Year	Since Inception*
Toews Hedged Core S Fund	(9.08)%	(7.27)%	3.84%	4.41%
S&P Mid-Cap 400 Total Return Index	(2.92)%	3.42%	13.41%	14.95%
Russell 2000 Total Return Index	(4.12)%	0.34%	12.06%	13.37%

*	Commencement of operations is June 4, 2010.

The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis. Investors cannot invest directly in an index or benchmark.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.35% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2015. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2015
Percent of
Net Assets
Municipal Bonds	25.2%
Variable Rate Bonds & Notes	5.8%
Cash and Other Assets Less Liabilities	69.0%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2015

Annualized Total Returns as of October 31, 2015

	Six Months	1 Year	Since Inception*
Toews Unconstrained Income Fund	(1.02)%	(0.22)%	2.05%
Barclays Aggregate Bond Index	(0.10)%	1.96%	3.72%

*	Commencement of operations is August 28, 2013.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.62% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2015. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2015
	Percent of
	Net Assets
Mutual Funds	88.1%
Exchange Traded Funds	5.7%
Mortgage Notes	6.3%
Short-Term Investments	0.0	% (1)
Liabilities Less Cash and Other Assets	(0.1)%
	100.0%

(1)	Represents less than 0.05% of net assets and therefore rounds to 0.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core Frontier Fund
Portfolio of Investments (Unaudited)
October 31, 2015

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 11.6% (b)(c)
	COMMERCIAL SERVICES - 11.6%
$280,000	Allen Temple African Methodist Episcopal Church, 0.31%,7/1/22	$280,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $280,000)	280,000

	MUNICIPAL BONDS - 9.9% (b)(c)
	KENTUCKY - 9.9%
240,000	City of Fort Wright, KY, 0.29%, 6/1/19	240,000

	TOTAL MUNICIPAL BONDS (Cost $240,000)	240,000

	TOTAL INVESTMENTS - 21.5%
	(Cost - $520,000)(a)	$520,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 78.5%	1,896,867
	NET ASSETS - 100.0%	$2,416,867

Number of
Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
60	Emerging Markets, December 2015	$(29,750)
	(Underlying Notional Amount $2,531,100)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 21.5% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
October 31, 2015

Shares		Market Value
	MUTUAL FUNDS - 20.0%
	DEBT FUNDS - 20.0%
112,214	BlackRock High Yield Portfolio - Institutional Class	$850,581
112,065	Ivy High Income Fund - Class I	846,095
29,265	John Hancock Core High Yield Fund - Class I	281,819
37,405	Nuveen High Income Bond Fund - Class I	281,657
107,538	PIMCO High Yield Fund - Institutional Class	956,014
159,101	Principal High Yield Fund - Institutional Class	1,132,802
42,912	Putnam High Yield Trust - Class Y	311,971
34,231	RidgeWorth SEIX High Yield Fund - I Shares	283,432
	TOTAL MUTUAL FUNDS (Cost - $4,938,404)	4,944,371

	EXCHANGE TRADED FUNDS - 2.6%
	DEBT FUNDS - 2.6%
3,800	iShares iBoxx $ High Yield Corporate Bond ETF	325,166
8,700	SPDR Barclays High Yield Bond ETF	317,289
	TOTAL EXCHANGE TRADED FUNDS (Cost - $637,325)	642,455

Principal
	VARIABLE RATE BONDS& NOTES - 5.6% (b)(c)
	AUTO PARTS & EQUIPMENT - 1.4%
$345,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	345,000

	COMMERCIAL SERVICES - 0.8%
190,000	Science & Technology Campus Corp., 0.31%,11/1/20	190,000

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
152,000	ICON Finance LLC, 0.31%,5/15/26	152,000

	RETAIL - 2.8%
710,000	Central States Supply Co., Inc., 0.24%,8/1/23	710,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,397,000)	1,397,000

	MUNICIPAL BONDS - 23.7% (b)(c)
	ILLINOIS - 6.3%
1,555,000	Will-Kankakee Regional Development Authority, 0.12%,8/1/36	1,555,000

	INDIANA - 0.8%
205,000	Palestine Econ Revenue Bond, 0.12%, 10/1/31	205,000

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2015

Principal		Market Value
	MICHIGAN - 12.1%
$715,000	Michigan State Strategic Fund,0.14%, 11/1/22	$715,000
500,000	Michigan State Strategic Fund,0.18%, 10/1/25	500,000
450,000	Michigan State Strategic Fund,0.11%, 10/1/27	450,000
770,000	Michigan State Strategic Fund,0.12%, 4/1/31	770,000
565,000	Michigan State Strategic Fund,0.12%, 12/1/31	565,000
		3,000,000
	OHIO - 4.5%
1,105,000	Hamilton County, Ohio Economic Development, 0.12%, 3/1/24	1,105,000

	TOTAL MUNICIPAL BONDS (Cost $5,865,000)	5,865,000

Shares
	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUND - 0.0%
395	Rydex US Government Core Money Market Fund - 0.00% +	395
	TOTAL SHORT-TERM INVESTMENTS (Cost - $395)

	TOTAL INVESTMENTS - 51.9% (Cost - $12,838,124)(a)	$12,849,221
	CASH AND OTHER ASSETS LESS LIABILITIES - 48.1%	11,924,319
	NET ASSETS - 100.0%	$24,773,540

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
87	MSCI EAFE Index mini, December 2015	$80,495
17	Nasdaq 100 E-Mini, December 2015	49,366
33	Russell Mini, December 2015	23,494
7	S&P 500, December 2015	62,125
27	S&P Midcap 400 E-mini, December 2015	37,214
	(Underlying Notional Amount $20,565,235)	$252,694

+	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.

ETF - Exchange Traded Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $12,838,237 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$13,751
Unrealized depreciation:	(2,767)
Net unrealized appreciation:	$10,984

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 29.3% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
October 31, 2015

Shares		Market Value
	MUTUAL FUNDS - 87.8%
	DEBT FUNDS - 87.8%
4,461,159	BlackRock High Yield Portfolio - Institutional Class	$33,815,586
4,455,258	Ivy High Income Fund - Class I	33,637,198
1,163,446	John Hancock Core High Yield Fund - Class I	11,203,981
1,487,053	Nuveen High Income Bond Fund - Class I	11,197,509
5,212,173	PIMCO High Yield Fund - Institutional Class	46,336,222
6,325,212	Principal High Yield Fund - Institutional Class	45,035,506
1,728,294	Putnam High Yield Trust - Class Y	12,564,700
1,360,879	RidgeWorth SEIX High Yield Fund - I Shares	11,268,077
	TOTAL MUTUAL FUNDS (Cost - $204,801,123)	205,058,779

	EXCHANGE TRADED FUNDS - 10.8%
	DEBT FUNDS - 10.8%
147,800	iShares iBoxx $ High Yield Corporate Bond ETF	12,647,246
344,800	SPDR Barclays High Yield Bond ETF	12,574,856
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,021,006)	25,222,102

	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUND - 0.0%
15,714	Rydex US Government Core Money Market Fund - 0.00% +	15,714
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,714)

Principal
	MORTGAGE NOTES - 0.7% (b)
$1,200,000	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	1,200,000
329,280	Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	329,280
	TOTAL MORTGAGE NOTES (Cost - $1,529,280)	1,529,280

	TOTAL INVESTMENTS - 99.3% (Cost - $231,367,123)(a)	$231,825,875
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.7%	1,686,954
	NET ASSETS - 100.0%	$233,512,829

+	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.

ETF - Exchange Traded Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $231,403,101 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$556,515
Unrealized depreciation:	(133,741)
Net unrealized appreciation:	$422,774

(b)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 0.7% and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)
October 31, 2015

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 13.0% (b)(c)
	AUTO PARTS & EQUIPMENT - 0.2%
$135,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	$135,000

	BUILDING MATERIALS - 1.4%
1,155,000	Schulte Corp., 0.26%,9/1/24	1,155,000

	COMMERCIAL SERVICES- 1.2%
45,000	Allen Temple African Methodist Episcopal Church, 0.31%,7/1/22	45,000
398,000	Forward Corp., 0.26%,12/1/30	398,000
595,000	Neighborhood Properties, Inc., 0.29%,9/1/23	595,000
		1,038,000
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
578,250	Hazelwood Christian Church, Inc., 0.29%, 4/1/56	578,250
360,000	Michigan Equity Group LLC, 0.26%, 4/1/34	360,000
178,000	Northeast Christian Church, Inc., 0.24%,1/1/18	178,000
718,000	R&R Investments LLC, 0.24%,10/1/36	718,000
1,735,000	RDV Finance LLC, 0.26%,3/1/40	1,735,000
135,000	Sheet Metal Workers Local #33, 0.29%, 2/1/31	135,000
320,000	Tile Shop of Michigan LLC, 0.31%, 4/1/28	320,000
		4,024,250
	REAL ESTATE - 5.5%
850,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%,12/1/30	850,000
3,850,000	Wilder Realty, Inc., 0.29%, 9/1/35	3,850,000
		4,700,000

	TOTAL VARIABLE RATE BONDS& NOTES (Cost $11,052,250)	11,052,250

	MUNICIPAL BONDS - 20.7% (b)(c)
	FLORIDA - 2.0%
1,705,000	Davie Florida EDU Parkway Christian, 0.12%, 11/1/27	1,705,000

	GEORGIA - 0.8%
700,000	DeKalb County Development Authority, 0.13%,11/1/22	700,000

	ILLINOIS - 0.9%
730,000	Chicago Heights, 0.15%,12/1/18	730,000

See accompanying notes to financial statements.

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2015

Principal		Market Value
	INDIANA - 1.6%
$571,000	Fort Wayne,0.13%, 9/1/23	$571,000
169,600	Indiana State Finance Authority, 0.12%, 9/1/19	169,600
600,000	Indiana State Finance Authority, 0.12%, 9/1/31	600,000
		1,340,600
	KENTUCKY - 1.5%
820,000	Franklin County, 0.12%,11/15/32	820,000
435,000	Georgetown Kentucky Industrial Building Revenue, 0.10%, 11/15/29	435,000
		1,255,000
	MICHIGAN - 10.5%
795,000	Genesee County Economic Development Corp/MI, 0.13%, 4/1/30	795,000
2,085,000	Michigan Higher Education Facilities Authority, 0.10%, 1/1/36	2,085,000
6,110,000	Michigan State Strategic Fund,0.12%, 3/1/37	6,110,000
		8,990,000
	OHIO - 3.4%
1,150,000	Cuyahoga County, 0.12%,3/1/22	1,150,000
1,790,000	Parma Ohio Economic, 0.12%, 2/1/31	1,790,000
		2,940,000

	TOTAL MUNICIPAL BONDS (Cost $17,660,600)	17,660,600

	TOTAL INVESTMENTS - 33.7%
	(Cost - $28,712,850)(a)	$28,712,850
	CASH AND OTHER ASSETS LESS LIABILITIES - 66.3%	56,406,302
	NET ASSETS - 100.0%	$85,119,152

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
997	MSCI EAFE Index mini, December 2015	$927,334
	(Underlying Notional Amount $87,591,435)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 33.7% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)
October 31, 2015

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 10.7% (b)(c)
	COMMERCIAL SERVICES - 2.8%
$685,000	Allen Temple African Methodist Episcopal Church, 0.31%, 7/1/22	$685,000
1,355,000	Cincinnati Hills Christian Academy, Inc., 0.26%, 7/1/28	1,355,000
		2,040,000
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
342,450	Community Church of Southport, Inc., 0.29%, 1/1/57	342,450
470,000	ICON Finance LLC, 0.31%, 5/15/26	470,000
2,271,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	2,271,000
		3,083,450
	HEALTHCARE - SERVICES - 0.5%
380,000	New Lexington Clinic PSC, 0.31%, 12/1/27	380,000

	REAL ESTATE - 3.2%
925,000	Carew Realty, Inc., 0.26%, 5/1/37	925,000
175,000	L3 Corp., 0.31%, 11/1/17	175,000
1,295,000	Silvio Properties LLC, 0.22%, 12/1/37	1,295,000
		2,395,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $7,898,450)	7,898,450

	MUNICIPAL BONDS - 20.7% (b)(c)
	FLORIDA - 2.3%
1,725,000	Florida State Development Finance Corp., 0.24%, 3/1/34	1,725,000

	INDIANA - 1.3%
1,000,000	Indiana Finance Authority, 0.12%, 12/1/28	1,000,000

See accompanying notes to financial statements.

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2015

Principal		Market Value
	MICHIGAN - 10.3%
$1,478,000	Michigan State Hospital Finance Authority, 0.10%, 2/1/22	$1,478,000
640,000	Michigan Strategic Fund,0.10%, 7/1/28	640,000
2,500,000	Michigan Strategic Fund,0.12%, 4/1/35	2,500,000
1,710,000	Michigan Strategic Fund,0.14%, 3/1/36	1,710,000
1,270,000	Oakland County Economic Development Corp., 0.10%, 12/1/25	1,270,000
		7,598,000
	OHIO - 6.8%
200,000	County of Franklin, OH, 0.12%, 4/1/22	200,000
455,000	Highland County Joint Township Hospital District, 0.12%, 8/1/24	455,000
3,180,000	Mark Milford Hicksville Joint Township Hospital District, 0.12%, 12/1/37	3,180,000
1,190,000	Township of Harrison, OH, 0.11%, 12/1/24	1,190,000
		5,025,000

	TOTAL MUNICIPAL BONDS (Cost $15,348,000)	15,348,000

	TOTAL INVESTMENTS - 31.4%
	(Cost - $23,246,450)(a)	$23,246,450
	CASH AND OTHER ASSETS LESS LIABILITIES - 68.6%	50,819,825
	NET ASSETS - 100.0%	$74,066,275

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
245	NASDAQ 100, December 2015	$674,218
102	S&P 500,December 2015	803,850
	TOTAL FUTURES CONTRACTS	$1,478,068
	(Underlying Notional Amount $75,631,275)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 31.4% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
October 31, 2015

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 5.8% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
$280,000	Buten Development, Ltd., 0.29%, 9/1/18	$280,000
94,000	Coventry Investors LLC, 0.29%, 3/1/26	94,000
500,000	Fornell Associates LLC, 0.31%, 7/1/23	500,000
535,000	ICON Finance LLC, 0.31%, 5/15/26	535,000
275,000	LRC Meadows Investors LLC, 0.23%, 12/1/34	275,000
2,680,000	RDV Finance LLC, 0.24%, 10/1/39	2,680,000
		4,364,000
	HEALTHCARE-SERVICES - 0.4%
484,000	Miami Christel Manor, Inc., 0.24%, 9/1/23	484,000

	HOME BUILDERS - 0.1%
60,000	Brookhaven Villas, Inc., 0.29%, 11/1/15	60,000

	LEISURE TIME - 0.5%
475,000	Mount Lookout Swim Club, Inc., 0.29%, 11/1/21	475,000

	REAL ESTATE - 0.6%
603,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%, 12/1/30	603,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $5,986,000)	5,986,000

	MUNICIPAL BONDS - 25.2% (b)(c)
	INDIANA - 2.6%
2,725,000	Indiana Finance Authority, 0.12%, 9/1/31	2,725,000

	KENTUCKY - 0.8%
300,000	Lexington- Fayette, KY Urban County, 0.10%, 12/1/31	300,000
550,000	Louisville/Jefferson Country Metropolitan Government, 0.12%, 7/1/23	550,000
		850,000
	MICHIGAN - 3.8%
960,000	Michigan Public Educational Facilities Authority, 0.12%, 10/1/35	960,000
1,475,000	Michigan Strategic Fund,0.15%, 5/1/18	1,475,000
100,000	Michigan Strategic Fund,0.15%, 11/1/24	100,000
1,470,000	Michigan Strategic Fund,0.15%, 9/1/25	1,470,000
		4,005,000

See accompanying notes to financial statements.

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2015

Principal		Market Value
	OHIO - 5.9%
$500,000	City of Hamilton OH, 0.12%, 4/1/20	$500,000
895,000	City of Hamilton OH, 0.12%, 11/1/23	895,000
542,000	City of Hamilton OH, 0.12%, 9/1/25	542,000
3,765,000	County of Hamilton, OH Parking System Revenue,0.11%, 12/1/26	3,765,000
280,000	County of Wood OH, 0.12%, 2/1/28	280,000
130,000	Toledo-Lucas Country Port Authority, 0.12%, 1/1/25	130,000
		6,112,000
	SOUTH CAROLINA - 4.9%
1,000,000	County of Berkeley SC, 0.31%, 4/1/31	1,000,000
4,055,000	South Carolina Jobs-Economic Development Authority, 0.11%, 2/1/28	4,055,000
		5,055,000
	TENNESSEE - 7.2%
7,500,000	Hendersonville Industrial Development Board, 0.12%, 5/1/36	7,500,000
55,000	Hendersonville Industrial Development Board, 0.29%, 5/1/36	55,000
		7,555,000

	TOTAL MUNICIPAL BONDS (Cost $26,302,000)	26,302,000

	TOTAL INVESTMENTS - 31.0%
	(Cost - $32,288,000)(a)	$32,288,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 69.0%	71,911,920
	NET ASSETS - 100.0%	$104,199,920

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
463	Russell Mini, December 2015	$321,456
372	S&P Midcap 400 E -Mini, December 2015	512,558
	TOTAL FUTURES CONTRACTS	$834,014
	(Underlying Notional Amount $109,825,580)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 31.0% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
October 31, 2015

Shares		Market Value
	MUTUAL FUNDS - 88.1%
	DEBT FUNDS - 88.1%
893,752	BlackRock High Yield Portfolio - Institutional Class	$6,774,643
892,570	Ivy High Income Fund - Class I	6,738,905
233,086	John Hancock Core High Yield Fund - Class I	2,244,615
297,917	Nuveen High Income Bond Fund - Class I	2,243,319
926,189	PIMCO High Yield Fund - Institutional Class	8,233,822
1,267,198	Principal High Yield Fund - Institutional Class	9,022,451
350,757	Putnam High Yield Trust - Class Y	2,550,000
272,640	RidgeWorth SEIX High Yield Fund - I Shares	2,257,456
768,805	Vanguard Inflation -Protected Securities Fund - Admiral Shares	19,750,610
2	Vanguard Short - Term Bond Index Fund - Class I	21
1,842,466	Vanguard Total Bond Market Index Fund - Class I	19,824,937
	TOTAL MUTUAL FUNDS (Cost - $79,696,064)	79,640,779

	EXCHANGE TRADED FUNDS - 5.7%
	DEBT FUNDS - 4.4%
23,300	iShares iBoxx $ High Yield Corporate Bond ETF	1,993,781
55,100	SPDR Barclays High Yield Bond ETF	2,009,497
		4,003,278
	EQUITY FUNDS - 1.3%
36,600	VelocityShares Daily Inverse VIX Short- Term ETN *	1,137,894

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,732,585)	5,141,172

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2015

Shares		Market Value
	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUND - 0.0%
3,148	Rydex US Government Core Money Market Fund - 0.00% +	$3,148
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,148)

Principal
	MORTGAGE NOTES - 6.3% (b)
$1,403,730	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	1,403,730
300,000	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	300,000
750,268	Aristone Realty Capital, 12.00%, due 9/1/16 - Property located in New York	750,268
300,000	Aristone Realty Capital, 11.00%, due 9/30/16 - Property located in New York	300,000
1,530,000	Aristone Realty Capital, 12.00%, due 12/8/16 - Property located in New York	1,530,000
1,400,000	Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	1,400,000
	TOTAL MORTGAGE NOTES (Cost - $5,683,998)	5,683,998

	TOTAL INVESTMENTS - 100.1% (Cost - $91,115,795)(a)	$90,469,097
	LIABILITIES LESS CASH AND OTHER ASSETS - (0.1)%	(48,626)
	NET ASSETS - 100.0%	$90,420,471

*	Non-income producing security.

+	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $91,118,388 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$100,873
Unrealized depreciation:	(750,164)
Net unrealized depreciation:	$(649,291)

(b)	Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 6.3% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2015

	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged
	Core Frontier	Growth Allocation	High Yield Bond	Core W
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$520,000	$12,838,124	$231,367,123	$28,712,850
Investments, at value	$520,000	$12,849,221	$231,825,875	$28,712,850
Cash and cash equivalents	1,768,557	10,742,814	111,195	50,768,393
Cash deposit with broker - futures margin balance	161,096	974,161	—	4,858,651
Receivable for securities sold	—	—	—	32
Due from advisor	3,528	—	—	—
Unrealized appreciation from futures contracts	—	252,694	—	927,334
Dividends and interest receivable	129	9,440	332,617	5,069
Receivable for Fund shares sold	—	17,572	1,778,280	121,505
Prepaid expenses and other assets	12,886	12,707	27,881	24,910
Total Assets	2,466,196	24,858,609	234,075,848	85,418,744

LIABILITIES:
Accrued advisory fees	—	13,531	203,049	59,747
Unrealized depreciation from futures contracts	29,750	—	—	—
Payable for Fund shares redeemed	2,085	40,440	310,566	191,943
Accrued expenses and other liabilities	17,494	31,098	49,404	47,902
Total Liabilities	49,329	85,069	563,019	299,592

Net Assets	$2,416,867	$24,773,540	$233,512,829	$85,119,152

NET ASSETS CONSIST OF:
Paid in capital	$10,901,039	$26,194,609	$235,802,537	$91,636,937
Accumulated net investment income (loss)	(36,542)	(104,704)	275,111	(815,784)
Accumulated net realized loss on investments and futures contracts	(8,417,880)	(1,580,156)	(3,023,571)	(6,629,335)
Net unrealized appreciation (depreciation) on investments and futures contracts	(29,750)	263,791	458,752	927,334
Net Assets	$2,416,867	$24,773,540	$233,512,829	$85,119,152

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	382,444	2,502,121	21,880,616	10,038,940
Net Asset Value, offering price and redemption price per share	$6.32	$9.90	$10.67	$8.48

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2015

	Toews Hedged	Toews Hedged	Toews
	Core L	Core S	Unconstrained Income
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$23,246,450	$32,288,000	$91,115,795
Investments, at value	$23,246,450	$32,288,000	$90,469,097
Cash and cash equivalents	45,570,515	65,033,864	—
Cash deposit with broker - futures margin balance	3,496,947	6,179,300	—
Receivable for securities sold	—	—	1,022,781
Unrealized appreciation from futures contracts	1,478,068	834,014	—
Dividends and interest receivable	5,554	11,480	172,814
Receivable for Fund shares sold	496,132	145,631	126,890
Prepaid expenses and other assets	25,251	21,168	29,912
Total Assets	74,318,917	104,513,457	91,821,494

LIABILITIES:
Due to custodian	—	—	1,234,199
Accrued advisory fees	40,072	71,862	81,316
Payable for Fund shares redeemed	152,416	188,631	70,089
Accrued expenses and other liabilities	60,154	53,044	15,419
Total Liabilities	252,642	313,537	1,401,023

Net Assets	$74,066,275	$104,199,920	$90,420,471

NET ASSETS CONSIST OF:
Paid in capital	$80,993,191	$114,283,968	$92,048,761
Accumulated net investment income (loss)	(471,883)	(1,087,338)	15,277
Accumulated net realized loss on investments and futures contracts	(7,933,101)	(9,830,724)	(996,869)
Net unrealized appreciation (depreciation) on investments and futures contracts	1,478,068	834,014	(646,698)
Net Assets	$74,066,275	$104,199,920	$90,420,471

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,345,972	10,625,509	9,137,195
Net Asset Value, offering price and redemption price per share	$10.08	$9.81	$9.90

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2015

	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged
	Core Frontier	Growth Allocation	High Yield Bond	Core W
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$1,170	$8,869	$95,053	$33,173
Dividend income	—	52,947	1,600,307	—
Total Investment Income	1,170	61,816	1,695,360	33,173

Operating Expenses:
Investment advisory fees	16,432	133,403	1,114,956	435,232
Administration fees	1,695	13,269	101,600	40,434
Registration fees	10,027	10,016	10,027	10,005
Fund accounting fees	755	5,508	29,888	13,534
Legal Fees	3,494	4,998	7,488	5,984
Transfer agent fees	2,535	5,570	19,271	12,676
Audit Fee	6,518	6,518	6,519	6,519
Non 12b-1 shareholder servicing fees	7,403	13,906	123,342	94,839
Printing expenses	1,239	3,488	5,592	7,477
Compliance officer fees	452	1,995	9,438	4,976
Trustees’ fees	5,995	5,995	5,036	5,995
Insurance expenses	2	254	2,000	1,251
Miscellaneous expenses	305	1,308	3,277	2,485
Total Operating Expenses	56,852	206,228	1,438,434	641,407

Less: Expenses waived by Adviser	(37,153)	(39,708)	(44,401)	(98,050)
Net Operating Expenses	19,699	166,520	1,394,033	543,357

Net Investment Income (Loss)	(18,529)	(104,704)	301,327	(510,184)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	—	(26,570)	(417,247)	—
Futures contracts	(49,462)	(1,178,786)	—	303,920
Net change in unrealized depreciation on:
Investments	—	(22,948)	(805,806)	—
Futures contracts	(119,225)	(467,410)	—	(4,240,783)
Net Realized and Unrealized Loss on Investments	(168,687)	(1,695,714)	(1,223,053)	(3,936,863)

Net Decrease in Net Assets Resulting From Operations	$(187,216)	$(1,800,418)	$(921,726)	$(4,447,047)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2015

	Toews Hedged	Toews Hedged	Toews
	Core L	Core S	Unconstrained Income
	Fund	Fund	Fund
Investment Income:
Interest income	$29,030	$38,538	$304,447
Dividend income	—	—	608,939
Total Investment Income	29,030	38,538	913,386

Operating Expenses:
Investment advisory fees	401,268	562,435	445,756
Administration fees	37,379	51,895	41,368
Registration fees	10,016	10,997	10,027
Fund accounting fees	15,031	19,045	12,491
Legal Fees	5,995	6,987	5,516
Transfer agent fees	15,139	14,279	10,092
Audit Fee	6,518	6,518	6,518
Non 12b-1 shareholder servicing fees	100,903	101,418	64,520
Printing expenses	7,990	8,508	6,017
Compliance officer fees	5,973	6,976	4,235
Trustees’ fees	6,006	6,017	5,973
Insurance expenses	1,253	1,996	1,000
Miscellaneous expenses	3,221	3,957	4,992
Total Operating Expenses	616,692	801,028	618,505

Less: Expenses waived by Adviser	(115,779)	(98,649)	(61,267)
Net Operating Expenses	500,913	702,379	557,238

Net Investment Income (Loss)	(471,883)	(663,841)	356,148

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	—	—	(141,334)
Futures contracts	(7,767,681)	(9,546,214)	—
Net change in unrealized depreciation on:
Investments	—	—	(1,171,796)
Futures contracts	(547,439)	(185,692)	—
Net Realized and Unrealized Loss on Investments	(8,315,120)	(9,731,906)	(1,313,130)

Net Decrease in Net Assets Resulting From Operations	$(8,787,003)	$(10,395,747)	$(956,982)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Core Frontier Fund		Toews Hedged Growth Allocation Fund		Toews Hedged High Yield Bond Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(18,529)	$(67,966)	$(104,704)	$(82,859)	$301,327	$4,615,375
Net realized gain (loss) on investments and futures contracts	(49,462)	102,185	(1,205,356)	(136,049)	(417,247)	(2,305,708)
Distributions of capital gains from underlying investment companies	—	—	—	1,713	—	6,106
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(119,225)	55,945	(490,358)	519,927	(805,806)	(516,265)
Net increase (decrease) in net assets resulting from operations	(187,216)	90,164	(1,800,418)	302,732	(921,726)	1,799,508

Distributions to Shareholders:
From net realized gains	—	—	—	(423,622)	—	(401,020)
From net investment income	—	—	—	—	(893,185)	(4,230,554)
Total Dividends and Distributions to Shareholders	—	—	—	(423,622)	(893,185)	(4,631,574)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	155,763	1,827,165	4,590,563	17,760,982	68,635,909	187,489,145
Reinvestment of dividends and distributions	—	—	—	307,637	820,691	4,228,886
Cost of shares redeemed	(492,605)	(4,053,804)	(6,604,182)	(19,305,515)	(62,236,850)	(83,486,425)
Net increase (decrease) in net assets from share transactions of beneficial interest	(336,842)	(2,226,639)	(2,013,619)	(1,236,896)	7,219,750	108,231,606

Total Increase (Decrease) in Net Assets	(524,058)	(2,136,475)	(3,814,037)	(1,357,786)	5,404,839	105,399,540

Net Assets:
Beginning of year/period	2,940,925	5,077,400	28,587,577	29,945,363	228,107,990	122,708,450
End of year/period*	$2,416,867	$2,940,925	$24,773,540	$28,587,577	$233,512,829	$228,107,990
* Includes accumulated net investment income (loss) at end of year/period	$(36,542)	$(18,013)	$(104,704)	$—	$275,111	$866,969

Share Activity:
Shares Sold	24,002	263,177	444,360	1,675,617	6,432,549	17,311,886
Shares Reinvested	—	—	—	29,524	76,513	391,199
Shares Redeemed	(75,850)	(599,839)	(643,005)	(1,842,147)	(5,832,847)	(7,739,272)
Net increase (decrease) in shares of beneficial interest outstanding	(51,848)	(336,662)	(198,645)	(137,006)	676,215	9,963,813

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged Core W Fund		Toews Hedged Core L Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
	(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(510,184)	$(926,555)	$(471,883)	$(1,017,209)
Net realized gain (loss) on investments and futures contracts	303,920	(3,643,043)	(7,767,681)	4,988,727
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(4,240,783)	3,894,527	(547,439)	2,025,507
Net increase (decrease) in net assets resulting from operations	(4,447,047)	(675,071)	(8,787,003)	5,997,025

Distributions to Shareholders:
From net realized gains	—	—	—	(7,633,112)
Total Dividends and Distributions to Shareholders	—	—	—	(7,633,112)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	15,683,178	36,039,860	13,986,398	35,477,377
Reinvestment of dividends and distributions	—	—	—	7,407,331
Cost of shares redeemed	(14,804,076)	(25,062,060)	(15,840,934)	(40,411,347)
Net increase (decrease) in net assets from share transactions of beneficial interest	879,102	10,977,800	(1,854,536)	2,473,361

Total Increase (Decrease) in Net Assets	(3,567,945)	10,302,729	(10,641,539)	837,274

Net Assets:
Beginning of year/period	88,687,097	78,384,368	84,707,814	83,870,540
End of year/period*	$85,119,152	$88,687,097	$74,066,275	$84,707,814
* Includes accumulated net investment loss at end of year/period	$(815,784)	$(305,600)	$(471,883)	$—

Share Activity:
Shares Sold	1,830,668	4,097,592	1,329,985	3,053,003
Shares Reinvested	—	—	—	646,928
Shares Redeemed	(1,735,424)	(2,874,816)	(1,508,040)	(3,523,290)
Net increase (decrease) in shares of beneficial interest outstanding	95,244	1,222,776	(178,055)	176,641

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged Core S Fund		Toews Unconstrained Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(663,841)	$(1,297,584)	$356,148	$1,453,944
Net realized gain (loss) on investments and futures contracts	(9,546,214)	207,327	(141,334)	(336,925)
Distributions of capital gains from underlying investment companies	—	—	—	47,197
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(185,692)	1,019,706	(1,171,796)	(318,410)
Net increase (decrease) in net assets resulting from operations	(10,395,747)	(70,551)	(956,982)	845,806

Distributions to Shareholders:
From net realized gains	—	(3,803,293)	—	(518,959)
From net investment income	—	—	(340,871)	(1,421,854)
Total Dividends and Distributions to Shareholders	—	(3,803,293)	(340,871)	(1,940,813)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	19,906,756	42,937,352	26,074,849	47,847,112
Reinvestment of dividends and distributions	—	3,697,378	318,237	1,859,487
Cost of shares redeemed	(20,818,223)	(35,186,702)	(21,513,285)	(23,162,240)
Net increase (decrease) in net assets from share transactions of beneficial interest	(911,467)	11,448,028	4,879,801	26,544,359

Total Increase (Decrease) in Net Assets	(11,307,214)	7,574,184	3,581,948	25,449,352

Net Assets:
Beginning of year/period	115,507,134	107,932,950	86,838,523	61,389,171
End of year/period*	$104,199,920	$115,507,134	$90,420,471	$86,838,523
* Includes accumulated net investment income (loss) at end of year/period	$(1,087,338)	$(423,497)	$15,277	$—

Share Activity:
Shares Sold	1,933,391	3,871,506	2,626,435	4,710,519
Shares Reinvested	—	336,737	31,967	184,457
Shares Redeemed	(2,013,319)	(3,211,240)	(2,166,754)	(2,297,311)
Net increase (decrease) in shares of beneficial interest outstanding	(79,928)	997,003	491,648	2,597,665

See accompanying notes to financial statements.

Toews Hedged Core Frontier Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2015		April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011
	(Unaudited)
Net asset value, beginning of period	$6.77		$6.59	$7.21	$7.16	$12.09	$12.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.05)		(0.10)	(0.09)	(0.10)	(0.13)	0.02
Net realized and unrealized gain (loss) on investments	(0.40)		0.28	(0.53)	0.15	(3.74)	0.05
Total from investment operations	(0.45)		0.18	(0.62)	0.05	(3.87)	0.07
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.09)	—
From net realized gains on investments	—		—	—	—	(0.97)	(0.83)
Total distributions	—		—	—	—	(1.06)	(0.83)
Net asset value, end of period	$6.32		$6.77	$6.59	$7.21	$7.16	$12.09
Total return (b)	(6.65	)% (f)	2.73%	(8.60)%	0.70%	(31.65)%	0.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,417		$2,941	$5,077	$7,424	$8,707	$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50	% (d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before reimbursement (c)	4.31	% (d)	2.85%	2.36%	2.24%	2.06%	1.76%
Net investment income (loss), net of reimbursement (c) (e)	(1.40	)% (d)	(1.37)%	(1.39)%	(1.39)%	(1.41)%	0.20%
Net investment income (loss), before reimbursement (c) (e)	(4.22	)% (d)	(2.71)%	(2.26)%	(2.13)%	(1.98)%	(0.06)%
Portfolio turnover rate	0	% (f)	17%	0%	114%	107%	419%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Annualized for periods of less than one year.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the		For the Year	For the Year	For the Year		For the Year	For the Period
	Six Months ended		ended	ended	ended		ended	ended
	October 31, 2015		April 30, 2015	April 30, 2014	April 30, 2013		April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$10.58		$10.55	$9.66	$8.50		$10.84	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.04)		(0.03)	0.00 **	0.03		0.00 **	0.10
Net realized and unrealized gain (loss) on investments	(0.64)		0.19	0.99	1.13		(1.45)	0.81
Total from investment operations	(0.68)		0.16	0.99	1.16		(1.45)	0.91
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.03)	(0.00	) **	(0.01)	(0.07)
From net realized gains on investments	—		(0.13)	(0.07)	—		(0.88)	—
Total distributions	—		(0.13)	(0.10)	(0.00)		(0.89)	(0.07)
Net asset value, end of period	$9.90		$10.58	$10.55	$9.66		$8.50	$10.84
Total return (b)	(6.43	)% (f)	1.50%	10.17%	13.70%		(12.75)%	9.17	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$24,774		$28,588	$29,945	$25,817		$20,887	$38,382
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%		1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.54	% (c)	1.41%	1.45%	1.60%		1.65%	1.62	% (c)
Net investment income (loss), net of reimbursement (d)(e)	(0.78	)% (c)	(0.25)%	0.00%	0.35%		(0.04)%	1.32	% (c)
Net investment income (loss), before reimbursement (d)(e)	(1.08	)% (c)	(0.41)%	(0.20)%	0.00%		(0.37)%	0.95	% (c)
Portfolio turnover rate	109	% (f)	409%	193%	147%		388%	246	% (f)

*	The Fund commenced operations on August 2, 2010.

**	Per share amount represents less than $0.01 per share.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the		For the Year	For the Year	For the Year	For the Year	For the Period
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2015		April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$10.76		$10.92	$11.05	$10.60	$10.69	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.01		0.28	0.44	0.59	0.44	0.56
Net realized and unrealized gain (loss) on investments	(0.06)		(0.17)	0.16	0.50	0.01	0.68
Total from investment operations	(0.05)		0.11	0.60	1.09	0.45	1.24
LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.25)	(0.48)	(0.55)	(0.41)	(0.54)
From net realized gains on investments	—		(0.02)	(0.25)	(0.09)	(0.13)	(0.01)
Total distributions	(0.04)		(0.27)	(0.73)	(0.64)	(0.54)	(0.55)
Net asset value, end of period	$10.67		$10.76	$10.92	$11.05	$10.60	$10.69
Total return (b)	(0.45	)% (f)	1.05%	5.60%	9.41%	4.41%	12.61	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$233,513		$228,108	$122,708	$83,150	$47,282	$29,726
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.28	% (c)	1.29%	1.39%	1.44%	1.52%	1.75	% (c)
Net investment income, net of reimbursement (d)(e)	0.27	% (c)	2.55%	3.98%	5.07%	4.21%	6.02	% (c)
Net investment income, before reimbursement (d)(e)	0.23	% (c)	2.51%	3.84%	4.88%	3.94%	5.52	% (c)
Portfolio turnover rate	364	% (f)	797%	302%	232%	422%	178	% (f)

*	The Fund commenced operations on June 4, 2010.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core W Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the		For the Year	For the Year	For the Year	For the Year	For the Period
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2015		April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$8.92		$8.99	$9.08	$7.72	$10.78	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.05)		(0.10)	(0.10)	(0.09)	(0.10)	0.00	**
Net realized and unrealized gain (loss) on investments	(0.39)		0.03	0.09	1.45	(2.69)	0.87
Total from investment operations	(0.44)		(0.07)	(0.01)	1.36	(2.79)	0.87
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	(0.06)
From net realized gains on investments	—		—	(0.04)	—	(0.27)	(0.03)
From return of capital	—		—	(0.04)	—	—	—
Total distributions	—		—	(0.08)	—	(0.27)	(0.09)
Net asset value, end of period	$8.48		$8.92	$8.99	$9.08	$7.72	$10.78
Total return (b)	(4.93	)% (f)	(0.78)%	(0.17)%	17.62%	(25.88)%	8.67	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$85,119		$88,687	$78,384	$46,869	$31,926	$26,318
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.47	% (c)	1.42%	1.44%	1.57%	1.54%	1.84	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.17	)% (c)	(1.09)%	(1.16)%	(1.15)%	(1.18)%	(0.02	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.39	)% (c)	(1.25)%	(1.35)%	(1.48)%	(1.47)%	(0.61	)% (c)
Portfolio turnover rate	13	% (f)	15%	0%	140%	44%	529	% (f)

*	The Fund commenced operations on June 4, 2010.

**	Per share amount represents less than $0.01 per share.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core L Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the		For the Year	For the Year	For the Year	For the Year	For the Period
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2015		April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$11.26		$11.42	$11.00	$9.88	$11.16	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.06)		(0.13)	(0.14)	(0.12)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.12)		0.92	2.10	1.24	(0.78)	1.72
Total from investment operations	(1.18)		0.79	1.96	1.12	(0.90)	1.61
LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.95)	(1.54)	—	(0.38)	(0.45)
Total distributions	—		(0.95)	(1.54)	—	(0.38)	(0.45)
Net asset value, end of period	$10.08		$11.26	$11.42	$11.00	$9.88	$11.16
Total return (b)	(10.48	)% (f)	6.78%	17.82%	11.34%	(7.67)%	16.21	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$74,066		$84,708	$83,871	$43,057	$32,747	$23,998
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.53	% (c)	1.41%	1.41%	1.56%	1.57%	1.85	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.17	)% (c)	(1.09)%	(1.16)%	(1.15)%	(1.18)%	(1.15	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.46	)% (c)	(1.25)%	(1.32)%	(1.46)%	(1.50)%	(1.76	)% (c)
Portfolio turnover rate	24	% (f)	18%	18%	84%	51%	0	% (f)

*	The Fund commenced operations on June 4, 2010.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core S Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the		For the Year	For the Year	For the Year	For the Year	For the Period
	Six Months ended		ended	ended	ended	ended	ended
	October 31, 2015		April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$10.79		$11.12	$10.65	$9.52	$11.74	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.06)		(0.12)	(0.13)	(0.11)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.92)		0.13	2.06	1.24	(1.50)	2.22
Total from investment operations	(0.98)		0.01	1.93	1.13	(1.62)	2.11
LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.34)	(1.46)	—	(0.60)	(0.37)
Total distributions	—		(0.34)	(1.46)	—	(0.60)	(0.37)
Net asset value, end of period	$9.81		$10.79	$11.12	$10.65	$9.52	$11.74
Total return (b)	(9.08	)% (f)	0.07%	18.05%	11.87%	(13.30)%	21.26	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$104,200		$115,507	$107,933	$62,835	$47,999	$34,909
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.42	% (c)	1.35%	1.41%	1.49%	1.52%	1.71	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.18	)% (c)	(1.10)%	(1.16)%	(1.16)%	(1.19)%	(1.16	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.35	)% (c)	(1.20)%	(1.31)%	(1.40)%	(1.46)%	(1.62	)% (c)
Portfolio turnover rate	15	% (f)	18%	0%	89%	65%	0	% (f)

*	The Fund commenced operations on June 4, 2010.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the		For the Year	For the Period
	Six Months ended		Ended	Ended
	October 31, 2015		April 30, 2015	April 30, 2014*
	(Unaudited)
Net asset value, beginning of period	$10.04		$10.15	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.04		0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.14)		(0.06)	0.20
Total from investment operations	(0.10)		0.13	0.42
LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)	(0.25)
From net realized gains on investments	—		(0.06)	(0.02)
Total distributions	(0.04)		(0.24)	(0.27)
Net asset value, end of period	$9.90		$10.04	$10.15
Total return (b)	(1.02	)% (f)	1.44%	4.08	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$90,420		$86,839	$61,389
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.38	% (c)	1.37%	1.44	% (c)
Net investment income, net of reimbursement (d)(e)	0.79	% (c)	1.84%	3.30	% (c)
Net investment income, before reimbursement (d)(e)	0.66	% (c)	1.73%	3.12	% (c)
Portfolio turnover rate	237	% (f)	632%	221	% (f)

*	The Fund commenced operations on August 28, 2013.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2015

NOTE 1. ORGANIZATION

The Toews Hedged Core Frontier Fund (the “Core Frontier Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund”), Toews Hedged Core W Fund (the “Core W Fund”), Toews Hedged Core L Fund (the “Core L Fund”), Toews Hedged Core S Fund (the “Core S Fund”) and Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) (each a “Fund,” collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Core Frontier Fund	Long Term Growth of Capital
Growth Allocation Fund	Long Term Growth of Capital
High Yield Bond Fund	High Level of Current Income
Core W Fund	Long Term Growth of Capital
Core L Fund	Long Term Growth of Capital
Core S Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Core Frontier Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$280,000	$—	$280,000
Municipal Bonds*	—	240,000	—	240,000
Total	$—	$520,000	$—	$520,000
Liabilities
Futures Contracts**	$29,750	$—	$—	$29,750
Total	$29,750	$—	$—	$29,750

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$4,944,371	$—	$—	$4,944,371
Exchange Traded Funds*	642,455	—	—	642,455
Variable Rate Bonds & Notes*	—	1,397,000	—	1,397,000
Municipal Bonds*	—	5,865,000	—	5,865,000
Short-Term Investments	395	—	—	395
Futures Contracts**	252,694	—	—	252,694
Total	$5,839,915	$7,262,000	$—	$13,101,915

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$205,058,779	$—	$—	$205,058,779
Exchange Traded Funds*	25,222,102	—	—	25,222,102
Short-Term Investments	15,714	—	—	15,714
Mortgage Notes	—	—	1,529,280	1,529,280
Total	$230,296,595	$—	$1,529,280	$231,825,875

Core W Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$11,052,250	$—	$11,052,250
Municipal Bonds*	—	17,660,600	—	17,660,600
Futures Contracts**	927,334	—	—	927,334
Total	$927,334	$28,712,850	$—	$29,640,184

Core L Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$7,898,450	$—	$7,898,450
Municipal Bonds*	—	15,348,000	—	15,348,000
Futures Contracts**	1,478,068	—	—	1,478,068
Total	$1,478,068	$23,246,450	$—	$24,724,518

Core S Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$5,986,000	$—	$5,986,000
Municipal Bonds*	—	26,302,000	—	26,302,000
Futures Contracts**	834,014	—	—	834,014
Total	$834,014	$32,288,000	$—	$33,122,014

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$79,640,779	$—	$—	$79,640,779
Exchange Traded Funds*	5,141,172	—	—	5,141,172
Short-Term Investments	3,148	—	—	3,148
Mortgage Notes	—	—	5,683,998	5,683,998
Total	$84,785,099	$—	$5,683,998	$90,469,097

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized gain (loss) at October 31, 2015.

There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented. No Fund held Level 3 securities during the year except the High Yield Bond Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any level at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	High Yield Bond	Unconstrained
	Fund	Income Fund
	Mortgage Notes	Mortgage Notes
Balance, April 30, 2015	$1,200,000	$2,752,144
Net realized gains	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchase of Investments	329,280	2,931,854
Reinvestment of dividends	—	—
Proceeds from sales of investments	—	—
Interest earned from investments	—	—
Net Transfers in/out of level 3	—	—
Ending balance	$1,529,280	$5,683,998

There was no change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at October 31, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Mortgage Note Investment are the investment’s interest payments, which are evaluated to determine that payments continue to be received in a timely fashion. Cost approximates fair value and the following factors are evaluated: the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value. Significant changes in these inputs could result in a significantly lower fair value measurement.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Mortgage Notes – The Funds may invest in various tranches of private, short-term mortgage notes. As of October 31, 2015, the mortgage note investments held represented first lien interests on properties in New York City, New York, and entitle the Funds to receive returns that are typically greater than traditional fixed income investments. The Funds may purchase these Notes to gain a higher yield than traditional debt obligations. Based on the nature of these short term mortgage notes, the valuation committee meets periodically and reviews each investment in order to determine their value. The valuation committee will review property

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

appraisals, loan-to-value ratios, projected cash flows, payment history, and other mortgage data specific to the region each of the properties are located in to determine the fair market value of the investments. The mortgage notes are thinly traded and for this reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee. For this reason, and based on the nature of the inputs, the mortgage notes have been determined to be Level 3 investments. The mortgage note investments are subject to credit and interest rate risk of the issuer, other risks include the underlying collateral associated with the mortgage notes.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Fund’s futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through the Futures Contracts.

The notional value of the derivative instruments outstanding as of October 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume

As of and for the six months ended October 31, 2015, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

		Statements of
		Operations
	Statements of Assets and	Change in Unrealized	Statements of
	Liabilities Net Unrealized	Appreciation	Operations Realized
Fund	Appreciation (Depreciation)*	(Depreciation)	Gain (Loss)
Core Frontier Fund	$(29,750)	$(119,225)	$(49,462)
Growth Allocation Fund	252,694	(467,410)	(1,178,786)
Core W Fund	927,334	(4,240,783)	303,920
Core L Fund	1,478,068	(547,439)	(7,767,681)
Core S Fund	834,104	(185,692)	(9,546,214)

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2015.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

Core Frontier Fund

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statement of	Statement of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$29,750	$—	$29,750	$—	$29,750	(1)	$—
Total	$29,750	$—	$29,750	$—	$29,750		$—

Growth Allocation Fund

Gross Amounts Not Offset in the Statement of
Assets:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of	Financial	Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$252,694	$—	$252,694	$—	$252,694	(1)	$—
Total	$252,694	$—	$252,694	$—	$252,694		$—

Core W Fund

Gross Amounts Not Offset in the Statement of
Assets:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of	Financial	Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$927,334	$—	$927,334	$—	$927,334	(1)	$—
Total	$927,334	$—	$927,334	$—	$927,334		$—

Core L Fund

Gross Amounts Not Offset in the Statement of
Assets:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of	Financial	Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$1,478,068	$—	$1,478,068	$—	$1,478,068	(1)	$—
Total	$1,478,068	$—	$1,478,068	$—	$1,478,068		$—

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

Core S Fund

Gross Amounts Not Offset in the Statement of
Assets:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of	Financial	Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/(Received)		Net Amount
Futures contracts	$834,014	$—	$834,014	$—	$834,014	(1)	$—
Total	$834,014	$—	$834,014	$—	$834,014		$—

(1)	Any cash over-collateralization of financial instruments held on deposit with broker is not shown in the tables herein.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years for Core Frontier Fund, Growth Allocation Fund, High Yield Bond Fund, Core W Fund, Core L Fund, and Core S Fund (2012-2015) and for Unconstrained Income Fund (2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as United States, and Nebraska. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually, except for the High Yield Bond and the Unconstrained Income Fund, which will pay dividends from net investment income, if any, monthly, and pay distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Advisor”) with respect to the Funds. The Advisor has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios. The Advisor receives a monthly fee payable by the Funds calculated at an annual rate of 1.25% of the average daily net assets of the Core Frontier Fund and 1.00% of the average daily net assets of each of the Growth Allocation, High Yield Bond, Core W, Core L, Core S and Unconstrained Income Funds.

The Advisor has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expense), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) at least until August 31, 2016, so that the total annual operating expenses of the Core Frontier Fund does not exceed 1.50% of the Fund’s average net assets, and the expenses of the Growth Allocation, High Yield Bond, Core W, Core L, Core S and Unconstrained Income Funds do not exceed 1.25% of the Fund’s average net assets. For the six months ended October 31, 2015, the Advisor earned and waived the following fees:

Fund	Fees Earned	Fees Waived
Core Frontier Fund	$16,432	$37,153
Growth Allocation Fund	133,403	39,708
High Yield Bond Fund	1,114,956	44,401
Core W Fund	435,232	98,050
Core L Fund	401,268	115,779
Core S Fund	562,435	98,649
Unconstrained Income Fund	445,756	61,267

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2016	April 30, 2017	April 30, 2018	Total
Core Frontier Fund	$60,926	$55,411	$66,942	$183,279
Growth Allocation Fund	77,584	50,463	51,506	179,553
High Yield Bond Fund	119,574	137,421	72,603	329,598
Core W Fund	122,553	113,567	140,617	376,737
Core L Fund	111,270	100,744	145,360	357,374
Core S Fund	125,775	132,871	121,747	380,393
Unconstrained Income Fund	—	60,007	91,987	151,994

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). For the six months ended October 31, 2015, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2015, amounted to the following:

Fund	Purchases	Sales
Core Frontier Fund	$0	$510,000
Growth Allocation Fund	11,192,789	17,654,286
High Yield Bond Fund	362,319,023	484,865,481
Core W Fund	6,290,250	3,411,000
Core L Fund	5,701,000	7,707,600
Core S Fund	5,009,000	7,154,000
Unconstrained Income Fund	154,469,437	150,010,205

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the period ended April 30, 2015 was as follows:

For the year ended April 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Frontier Fund	$—	$—	$—	$—
Growth Allocation Fund	394,395	29,227	—	423,622
High Yield Bond Fund	4,230,957	400,617	—	4,631,574
Core W Fund	—	—	—	—
Core L Fund	2,255,238	5,377,874	—	7,633,112
Core S Fund	1,045,517	2,757,776	—	3,803,293
Unconstrained Income Fund	1,912,734	28,079	—	1,940,813

The tax character of Fund distributions for the period ended April 30, 2014 was as follows:

For the year ended April 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Frontier Fund	$—	$—	$—	$—
Growth Allocation Fund	56,883	138,810	—	195,693
High Yield Bond Fund	6,531,277	90,448	—	6,621,725
Core W Fund	—	283,794	262,755	546,549
Core L Fund	3,002,507	5,504,597	—	8,507,104
Core S Fund	3,703,237	7,007,098	—	10,710,335
Unconstrained Income Fund	1,182,909	119,087	—	1,301,996

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Core Frontier Fund	$—	$—	$(8,055,231)	$—	$(241,725)	$—	$(8,296,956)
Growth Allocation Fund	37,143	308,274	—	—	—	33,932	379,349
High Yield Bond Fund	866,969	—	(686,388)	—	(1,883,958)	1,228,580	(474,797)
Core W Fund	—	—	(1,765,138)	—	(305,600)	—	(2,070,738)
Core L Fund	573,339	1,286,748	—	—	—	—	1,860,087
Core S Fund	—	735,196	—	—	(423,497)	—	311,699
Unconstrained Income Fund	—	—	—	—	(852,942)	522,505	(330,437)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Core Frontier Fund	$18,013
Growth Allocation Fund	—
High Yield Bond Fund	—
Core W Fund	305,600
Core L Fund	—
Core S Fund	423,497
Unconstrained Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Core Frontier Fund	$223,712
Growth Allocation Fund	—
High Yield Bond Fund	1,883,958
Core W Fund	—
Core L Fund	—
Core S Fund	—
Unconstrained Income Fund	852,942

At April 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Core Frontier Fund	$3,222,092	$4,833,139	$8,055,231
Growth Allocation Fund	—	—	—
High Yield Bond Fund	428,724	257,664	686,388
Core W Fund	706,055	1,059,083	1,765,138
Core L Fund	—	—	—
Core S Fund	—	—	—
Unconstrained Income Fund	—	—	—

Toews Funds
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2015

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and short-term capital gains, and reclassification of Fund distributions resulted in reclassification for the tax year ended April 30, 2015 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Core Frontier Fund	$(70,949)	$70,949	$—
Growth Allocation Fund	—	82,585	(82,585)
High Yield Bond Fund	—	482,148	(482,148)
Core W Fund	(876,995)	876,995	—
Core L Fund	—	1,017,209	(1,017,209)
Core S Fund	(383,163)	874,087	(490,924)
Unconstrained Income Fund	—	(32,090)	32,090

NOTE 6. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2015 and held until October 31, 2015.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Annualized
	5/1/15	10/31/15	Period*	5/1/15	10/31/15	Period*	Expense Ratio

Core Frontier Fund	$1,000.00	$933.50	$7.29	$1,000.00	$1,017.60	$7.61	1.50%
Growth Allocation Fund	$1,000.00	$935.70	$6.08	$1,000.00	$1,018.85	$6.34	1.25%
High Yield Bond Fund	$1,000.00	$995.50	$6.27	$1,000.00	$1,018.85	$6.34	1.25%
Core W Fund	$1,000.00	$950.70	$6.13	$1,000.00	$1,018.85	$6.34	1.25%
Core L Fund	$1,000.00	$895.20	$5.95	$1,000.00	$1,018.85	$6.34	1.25%
Core S Fund	$1,000.00	$909.20	$6.00	$1,000.00	$1,018.85	$6.34	1.25%
Unconstrained Income Fund	$1,000.00	$989.80	$6.25	$1,000.00	$1,018.85	$6.34	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratios of 1.50% of the Core Frontier Fund or 1.25% of the Growth Allocation, High Yield Bond, Core W Fund, Core L Fund, Core S Fund and Unconstrained Income Fund multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period ended October 31, 2015).

Toews Hedged Core Frontier Fund, Toews Hedged Core S Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund, Toews Hedged Core W Fund, Toews Hedged Growth Allocation Fund and Toews Unconstrained Income Fund* – Adviser: Toews Corporation

In connection with the regular meeting held on May 19 & 20, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Toews”) and the Trust, with respect to Toews Hedged Core Frontier Fund (“Toews Frontier”), Toews Hedged Core S Fund (“Toews Core S”), Toews Hedged High Yield Bond Fund (“Toews High Yield”), Toews Hedged Core L Fund (“Toews Core L”), Toews Hedged Core W Fund (“Toews Core W”), Toews Hedged Growth Allocation Fund (“Toews Growth”) and Toews Unconstrained Income Fund (“Toews Unconstrained”) (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that due to the number of Funds in the Trust managed by Toews, they frequently review and discuss Toews and the services it offers to the Funds. They further noted that Toews manages approximately $1.1 billion in assets, providing advisory services to investors seeking to achieve a reasonable rate of return above inflation while minimizing the risk associated with equity holdings. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Funds and observed their diverse financial industry experience and skills. The Trustees noted that Toews uses a proprietary algorithm based on technical analysis, applied to a variety of asset classes to determine security momentum of the components of the target allocation for proper weighting. The Trustees recalled that Toews believes that the algorithm’s signals are the best way to execute the various strategies as it eliminates any emotional biases. The Trustees acknowledged that although not all strategy risks can be eliminated, Toews has presented for the Board’s review a comprehensive risk summary for each Fund’s strategy identifying several risk areas and how Toews attempts to mitigate those risks. The Trustees noted favorably that Toews reported no material compliance or litigation issues since the last advisory contract approval. The Trustees appreciated Toews’ conviction in the technical strategies that it has employed for many years working off a philosophy of acting on trends rather than challenging them. The Board concluded that Toews should continue to provide a high level of quality service to the Funds for the benefit of its shareholders.

Performance.

Toews Frontier. The Trustees noted that the Fund underperformed all relevant benchmarks over the past 2-year, 3-year, and 5-year periods, while outperforming all relevant benchmarks over the 1-year period. They considered that Toews stated that its philosophy is to limit risk, causing the Fund to underperform in up and sideways markets. The Trustees noted that over the past 5 years emerging markets has been subject to adverse swings, and this caused many unsuccessful defensive trades based on the Toews algorithm. They acknowledged that Toews believes that, over a full market cycle and during declining markets, the Fund will experience better risk adjusted returns using its algorithm. They noted that a representative of Toews explained that despite the Fund’s underperformance, with the exception of the recent 1-year period, Toews continues to believe in the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as Toews’ separately managed accounts, the strategy shows good results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of Toews’ dedication to the strategy and more recent improved performance, the performance of the Fund was not unreasonable.

Toews Growth. The Trustees evaluated the Fund’s performance over the 1-year, 2-year, and 3-year, periods, noting that the Fund lagged its peer group, adviser-selected benchmark, and Morningstar category over the past year and lagged its selected benchmark over each period, while outperforming the Morningstar category over the 2-year and 3-year periods. The Trustees reviewed modern portfolio theory statistics for the Fund. They considered that the Fund’s defensive moves have reduced growth, as is the expectation of Toews during periods of sustained upward moving markets. The Trustees concluded that the Fund’s reasonable performance warrants continued support for Toews.

Toews High Yield. The Trustees reviewed the Fund’s performance and noted its ranking of 3-Star by Morningstar. They considered that the Fund slightly trails its benchmark over the 1-year, 2-year, and 3-year periods while outpacing its peer group over the 2-year and 3-year periods and outperforming its Morningstar category over most periods as well. The Trustees noted that the Fund has achieved more alpha than the Morningstar category when compared to the Barclays US Agg Index. They agreed that Toews appears to be performing a reasonable service and is accomplishing the Fund’s objective of high current income as well as attempting to reduce the downside when the high yield market declines.

Toews Core S. The Trustees reviewed the Fund’s performance and noted that the Fund underperformed the blended benchmark over the 1-year, 2-year, and 3-year periods, trailed all relevant benchmarks in the 1-year period, and outperformed the peer group and Morningstar category over the 2-year and 3-year periods. They further noted that the Fund exhibits a Sharpe Ratio and Sortino Ratio similar to the Morningstar Long/Short Equity category, while Toews’ strategy of timing the markets appears to have created more standard deviation than the Morningstar Long/Short Equity category. The Trustees acknowledged that the Fund has significant downside capture, but has captured enough upside to provide long-term capital appreciation. The Trustees agreed that the Fund has achieved its objective of long term growth.

Toews Core W. The Trustees reviewed the Fund’s performance and noted that over the 1-year, 2-year, and 3-year periods, the Fund has dramatically lagged all comparisons including Toews selected peer group. The Trustees acknowledged Toews’ explanation that underperformance is expected for this Fund when the market is upward trending. The Trustees noted that the Fund’s performance over the more recent term has improved as foreign markets have improved. The Trustees noted Toews’ contention that its strategy has in the past, experienced significant outperformance after periods of underperformance, and the outperformance appears to have taken place during substantial market dislocations, such as 2000-2002 and 2007-2008. They noted that a representative of Toews explained that despite the Fund’s underperformance, Toews continues to believe in the effectiveness of the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as Toews’ separate accounts, the strategy shows good results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of Toews’ dedication to the strategy, and further discussion regarding past performance, performance was consistent with the strategy employed in accordance with the Fund’s prospectus.

Toews Core L. The Trustees discussed the Fund’s performance noting its 5-Star ranking by Morningstar. They noted that the Fund has outperformed its Morningstar category and peer group over the 1-year, 2-year, and 3-year periods, while trailing the adviser-selected benchmark over those same periods. The Trustees remarked that the Fund has reduced downside risk while participating in enough upside to outperform the Morningstar category over the long-term. The Trustees noted that Toews explained that due to its hedging strategy, it believes that the Fund will perform even better (on a relative basis) in a down-trending market and, therefore, a full market cycle could increase the Fund’s risk adjusted returns. The Trustees concluded that the Fund’s performance was reasonable.

Toews Unconstrained. The Trustees discussed the Fund’s performance, noting that the Fund has outperformed its Morningstar category over the 1-year period, while trailing its adviser-selected benchmark and peer group over those same periods. The Trustees remarked that the Fund appears to be creating reasonable performance compared to its Morningstar category over the short period of time the Fund has been in existence, placing the Fund in the 49th percentile of its Morningstar category. The Trustees concluded that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees reviewed the advisory fee and expense ratio for each Fund, and discussed comparative benchmark and peer group fees and expenses. They noted Toews has an expense limitation agreement in place with respect to each Fund and intends to renew the agreement for the next fiscal year.

Toews Frontier. The Trustees noted that Toews charges an advisory fee of 1.25% which was slightly higher than the peer group average and equal to the Morningstar Long/Short Equity category average, while higher than, but still well within the range of, the Morningstar Tactical Allocation category (selected by Toews). The Trustees discussed the Fund’s expense ratio and noted that it was lower than that of the peer group and Morningstar Long/Short Equity category average, while higher than but still well within the range of, the Morningstar Tactical Allocation category. The Trustees concluded that the advisory fee was reasonable.

Toews Growth. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.36% were both lower than the average advisory fee and average expense ratio for the peer group, but higher than the Morningstar Tactical Allocation category’s average advisory fee. They considered that although the advisory fee was higher than the Morningstar category average, it was within the high/low range of fees, and its expense ratio was lower than the peer group and Morningstar category averages. The Trustees concluded that the advisory fee was reasonable.

Toews High Yield. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.71% were both higher than the average of the Morningstar High Yield Bond and Nontraditional Bond categories, but within the high/low ranges of both Morningstar categories. The Trustees considered that the Fund’s advisory fee was equal to that of the peer group average, and the Fund’s net expense ratio was higher than the peer group average while remaining within the high/low range of the peer group. After further discussion, the Trustees concluded that the advisory fee was not unreasonable given the size of the Fund and the services provided by Toews.

Toews Core S. The Trustees noted that the advisory fee of 1.00% was lower than the peer group average and the Morningstar Long/Short Equity category average and higher than the Morningstar Tactical Allocation category average, while remaining within the category’s high/low range. The Trustees also noted that the Fund’s net expense ratio of 1.25% was lower than the peer group average and the average for both Morningstar categories. The Trustees concluded that the advisory fee was reasonable.

Toews Core W. The Trustees noted that the advisory fee of 1.00% was lower than the peer group average and the Morningstar Long/Short Equity category average and higher than the Morningstar Tactical Allocation category average, while remaining within the category’s high/low range. The Trustees also noted that the Fund’s net expense ratio of 1.25% was lower than the peer group average and the average for both Morningstar categories. The Trustees concluded that the advisory fee was reasonable.

Toews Core L. The Trustees noted that the advisory fee of 1.00% was lower than the peer group average and the Morningstar Long/Short Equity category average and higher than the Morningstar Tactical Allocation category average, while remaining within the category’s high/low range. The Trustees also noted that the Fund’s net expense ratio of 1.25% was lower than the peer group average and the average for both Morningstar categories. The Trustees concluded that the advisory fee was reasonable.

Toews Unconstrained. The Trustees noted that the advisory fee of 1.00% was equal to the peer group average and higher than, but within the high/low range of, the Morningstar Nontraditional Bond category. The Trustees also noted that the Fund’s net expense ratio of 1.61% was higher than the peer group average and the average for the Morningstar category, while remaining within the high/low range of both. The Trustees concluded that the advisory fee was reasonable.

Economies of Scale. The Trustees noted the absence of breakpoints at this time, but considered, given the size of the Funds, breakpoints are not expected at this time. After discussion, it was the consensus of the Trustees that based on current size of each Fund, economies do not appear to have been reached at this time, and the matter of economies of scale would be revisited at the next renewal of the agreement and as each Fund’s size increases.

Profitability. The Trustees reviewed information provided by Toews regarding the profitability of Toews with respect to each Fund. They considered that while many of the Funds were reasonably profitable when measured as a percentage of income, the actual dollar amount was modest. The Trustees noted Toews had realized a loss over the prior year for Toews Frontier, and concluded that profits in each case from Toews Growth, Toews High Yield, Toews Core S, Toews Core W, Toews Core L, and Toews Unconstrained were not excessive.

Conclusion. Having requested and received such information from Toews as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Toews Hedged Core Frontier Fund, Toews Hedged Core S Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund, Toews Hedged Core W Fund, Toews Hedged Growth Allocation Fund, and Toews Unconstrained Income Fund .

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
Cornerstone Commerce Center
1201 New Road, Suite 111
Linwood, NJ 08221

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 1/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 1/8/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 1/8/16